Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Treasury Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2019